Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000026077
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Capital Shares
Trading Symbol	CCCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$38	0.38%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.38%
AssetsNet	$ 2,031,442,865
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 2,889,236
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,031,442,865 Number of Investments159 Total Advisory Fees Paid$2,889,236
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	10.8%
Commerical Paper	30.5%
Variable Rate Demand Instruments	58.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.4%
91-180 Days	7.7%
31-90 Days	27.1%
8-30 Days	4.9%
1-7 Days	53.8%

Material Fund Change [Text Block]
C000026075
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Cash II Shares
Trading Symbol	CALXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
AssetsNet	$ 2,031,442,865
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 2,889,236
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,031,442,865 Number of Investments159 Total Advisory Fees Paid$2,889,236
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	10.8%
Commerical Paper	30.5%
Variable Rate Demand Instruments	58.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.4%
91-180 Days	7.7%
31-90 Days	27.1%
8-30 Days	4.9%
1-7 Days	53.8%

Material Fund Change [Text Block]
C000026076
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Cash Series Shares
Trading Symbol	CCSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$104	1.03%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.03%
AssetsNet	$ 2,031,442,865
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 2,889,236
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,031,442,865 Number of Investments159 Total Advisory Fees Paid$2,889,236
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	10.8%
Commerical Paper	30.5%
Variable Rate Demand Instruments	58.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.4%
91-180 Days	7.7%
31-90 Days	27.1%
8-30 Days	4.9%
1-7 Days	53.8%

Material Fund Change [Text Block]
C000026078
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Service Shares
Trading Symbol	CACXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
AssetsNet	$ 2,031,442,865
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 2,889,236
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,031,442,865 Number of Investments159 Total Advisory Fees Paid$2,889,236
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	10.8%
Commerical Paper	30.5%
Variable Rate Demand Instruments	58.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.4%
91-180 Days	7.7%
31-90 Days	27.1%
8-30 Days	4.9%
1-7 Days	53.8%

Material Fund Change [Text Block]
C000026079
Shareholder Report [Line Items]
Fund Name	Federated Hermes California Municipal Cash Trust
Class Name	Wealth Shares
Trading Symbol	CAIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes California Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
AssetsNet	$ 2,031,442,865
Holdings Count | Holding	159
Advisory Fees Paid, Amount	$ 2,889,236
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$2,031,442,865 Number of Investments159 Total Advisory Fees Paid$2,889,236
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Municipal Notes	10.8%
Commerical Paper	30.5%
Variable Rate Demand Instruments	58.6%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	6.4%
91-180 Days	7.7%
31-90 Days	27.1%
8-30 Days	4.9%
1-7 Days	53.8%

Material Fund Change [Text Block]
C000167073
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional Tax-Free Cash Trust
Class Name	Institutional Shares
Trading Symbol	FFTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional Tax-Free Cash Trust (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
AssetsNet	$ 3,067,557,011
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,697,303
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,067,557,011 Number of Investments160 Total Advisory Fees Paid$1,697,303
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Variable Rate Demand Instruments	99.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	0.0%
91-180 Days	0.0%
31-90 Days	0.0%
8-30 Days	0.7%
1-7 Days	98.8%

Material Fund Change [Text Block]
C000026054
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional Tax-Free Cash Trust
Class Name	Premier Shares
Trading Symbol	FTFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Institutional Tax-Free Cash Trust (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
AssetsNet	$ 3,067,557,011
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,697,303
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$3,067,557,011 Number of Investments160 Total Advisory Fees Paid$1,697,303
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Variable Rate Demand Instruments	99.5%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	0.0%
91-180 Days	0.0%
31-90 Days	0.0%
8-30 Days	0.7%
1-7 Days	98.8%

Material Fund Change [Text Block]
C000026114
Shareholder Report [Line Items]
Fund Name	Federated Hermes New York Municipal Cash Trust
Class Name	Cash II Shares
Trading Symbol	NYCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
AssetsNet	$ 625,195,838
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 755,516
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$625,195,838 Number of Investments116 Total Advisory Fees Paid$755,516
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	1.6%
Municipal Notes	21.8%
Variable Rate Demand Instruments	77.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	12.1%
91-180 Days	5.1%
31-90 Days	14.4%
8-30 Days	2.6%
1-7 Days	66.3%

Material Fund Change [Text Block]
C000026115
Shareholder Report [Line Items]
Fund Name	Federated Hermes New York Municipal Cash Trust
Class Name	Cash Series Shares
Trading Symbol	FNCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$103	1.02%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.02%
AssetsNet	$ 625,195,838
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 755,516
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$625,195,838 Number of Investments116 Total Advisory Fees Paid$755,516
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	1.6%
Municipal Notes	21.8%
Variable Rate Demand Instruments	77.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	12.1%
91-180 Days	5.1%
31-90 Days	14.4%
8-30 Days	2.6%
1-7 Days	66.3%

Material Fund Change [Text Block]
C000026116
Shareholder Report [Line Items]
Fund Name	Federated Hermes New York Municipal Cash Trust
Class Name	Service Shares
Trading Symbol	FNTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
AssetsNet	$ 625,195,838
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 755,516
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$625,195,838 Number of Investments116 Total Advisory Fees Paid$755,516
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	1.6%
Municipal Notes	21.8%
Variable Rate Demand Instruments	77.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	12.1%
91-180 Days	5.1%
31-90 Days	14.4%
8-30 Days	2.6%
1-7 Days	66.3%

Material Fund Change [Text Block]
C000026117
Shareholder Report [Line Items]
Fund Name	Federated Hermes New York Municipal Cash Trust
Class Name	Wealth Shares
Trading Symbol	NISXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes New York Municipal Cash Trust (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$32	0.32%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.32%
AssetsNet	$ 625,195,838
Holdings Count | Holding	116
Advisory Fees Paid, Amount	$ 755,516
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$625,195,838 Number of Investments116 Total Advisory Fees Paid$755,516
Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Commerical Paper	1.6%
Municipal Notes	21.8%
Variable Rate Demand Instruments	77.1%

Effective Maturity Schedule (% of Net Assets)

Value	Value
181 Days or More	12.1%
91-180 Days	5.1%
31-90 Days	14.4%
8-30 Days	2.6%
1-7 Days	66.3%

Material Fund Change [Text Block]